Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Money Market Funds	$ 2,750
Liabilities
Private warrant liability	1,261,492
Convertible note option liability	293,866
Earn out share liability	28,850,000
Total	30,408,108
Level 1 [Member]
Assets
Money Market Funds	2,750	$ 120,000
Liabilities
Private warrant liability
Convertible note option liability
Earn out share liability
Total	2.75
Level 2 [Member]
Assets
Money Market Funds
Liabilities
Private warrant liability	1,261,492
Convertible note option liability
Earn out share liability
Total	1,261,492
Level 3 [Member]
Assets
Money Market Funds
Liabilities
Private warrant liability
Convertible note option liability	293,866
Earn out share liability	28,850,000
Total	$ 29,143,866